Leases (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 395,705	$ 452,536
Operating lease liabilities	371,258	443,370
Finance Leases
Finance lease right-of-use assets	3,170,768	3,398,047
Finance lease liabilities	$ 3,198,108	$ 3,424,971